Grandeur Peak Global Explorer Fund	Portfolio of Investments
July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 100.13%
Australia — 3.31%
EQT Holdings Ltd	1,825	$ 38,198
IPD Group Ltd/Australia(a)	18,568	42,121
Kelly Partners Group Holdings(a)	4,600	32,695
Kogan.com Ltd(a)	24,982	62,130
MA Financial Group Ltd	16,604	87,176
Navigator Global Investments Limited(a)	35,757	44,004
Pinnacle Investment Management Group	4,572	65,755
Steadfast Group Ltd(a)	9,563	36,566
		408,645
Belgium — 1.06%
Melexis NV	925	71,292
X-Fab Silicon Foundries S.E. 144A(a)(b)(c)	8,161	59,591
		130,883
Brazil — 1.65%
BR Advisory Partners	14,700	40,741
Grupo Mateus SA(a)	30,000	39,055
Patria Investments Limited(a)	3,061	42,701
Raia Drogasil S.A.	11,600	27,965
Track & Field Co SA	20,600	53,452
		203,914
Canada — 1.37%
Aritzia Inc(a)	534	28,662
BioSyent, Inc.	2,900	23,671
Descartes Systems Group, Inc. (The)(a)	420	44,373
Kinaxis Inc.(a)	350	51,945
Richelieu Hardware, Ltd.(a)	833	20,843
		169,494
China — 3.70%
Angelalign Technology Inc 144A(b)(c)	4,900	36,828
ANTA Sports Products Ltd.	3,400	38,981
Beijing Huafeng Test & Control	2,342	46,390
Centre Testing Int	20,000	33,805
Chaoju Eye Care Holdings Ltd 144A(b)(c)	53,100	20,090
DPC Dash LTD. 144A(b)(c)	4,000	43,312
Proya Cosmetics Co Ltd	4,800	54,658
Shenzhen Mindray Bio-Medical Electronics Co.(a)	1,500	48,166
Shenzhen New Industries Biomed	4,700	36,241
Silergy Corp	9,000	97,754
		456,225
Denmark — 0.31%
Rockwool A/S	870	38,097

Finland — 0.36%
QT Group Oyj(a)	345	23,832
Revenio Group Oyj	667	20,030
		43,862
France — 2.27%
Neurones SA	240	11,852
Planisware SAS(a)	1,632	39,691
Sidetrade(a)	108	27,623
Thermador Groupe	250	23,350
Virbac S.A.CA	312	123,795
Wavestone	812	53,868
		280,179

	Shares	Fair Value
COMMON STOCKS — 100.13% (continued)
Germany — 2.17%
Aixtron SE	957	$ 16,243
Atoss Software AG	247	33,223
Dermapharm Holding SE	2,158	82,545
Elmos Semiconductor AG(a)	673	67,623
Mensch und Maschine Software S	783	45,864
Schott Pharma AG & Co	831	22,583
		268,081
Greece — 0.36%
Sarantis SA	1,551	23,731
Theon International PLC(a)	683	20,783
		44,514
Hong Kong — 0.76%
Plover Bay Tech(b)	71,861	60,968
Techtronic Industries Co Limited(a)	2,700	32,434
		93,402
India — 5.72%
Bajaj Finance Limited(a)	5,440	54,789
Cartrade Tech Ltd(a)	1,500	37,486
City Union Bank Ltd	12,110	29,659
Dr Agarwal's Eye Hospital Ltd(a)	500	25,042
Five-Star Business(a)	4,472	30,351
Gulf Oil Lubricants India Ltd.	3,685	50,912
Home First Finance Co India Ltd 144A(a)(b)(c)	2,560	35,463
Indigo Paints Ltd	2,231	30,599
Ksolves India Ltd.	4,588	16,938
LT Foods Ltd	6,337	35,233
Motherson Sumi Wiring India Ltd	38,551	16,347
PB Fintech Ltd(a)	1,673	34,650
Prudent Corporate Advisory Ser(a)	1,000	33,394
Rainbow Children's Medicare Lt(a)	1,442	25,124
SJS Enterprises Ltd(a)	4,747	66,583
Supriya Lifescience Ltd(a)	3,500	26,452
Vimta Labs Ltd(a)	14,974	118,681
Yatharth Hospital(a)	5,163	38,000
		705,703
Indonesia — 1.94%
Arwana Citramulia Tbk P.T.	677,300	24,073
Aspirasi Hidup Ind	953,100	27,217
Cisarua Mountain Dairy PT TBK(a)	120,500	36,533
Hartadinata Abadi Tbk PT(a)	2,196,000	83,388
Selamat Sempurna Tbk PT	445,500	53,729
Ultrajaya Milk Industry & Trad	188,000	14,792
		239,732
Ireland — 0.77%
ICON plc(a)	255	43,143
Uniphar PLC(a)	11,227	51,277
		94,420
Israel — 2.00%
CyberArk Software Ltd.(a)	108	44,438
Global-e Online Ltd.(a)	1,453	48,167
Monday.com Ltd(a)	117	30,688
Next Vision Stabilized Systems(a)	1,930	79,352
Wix.com Ltd.(a)	323	43,938
		246,583
Italy — 1.94%
Diasorin SPA(a)	458	44,817

Grandeur Peak Global Explorer Fund	Portfolio of Investments
July 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 100.13% (continued)
Italy — 1.94% (continued)
Interpump Group SpA	1,357	$ 55,718
Moncler S.p.A.(a)	364	19,509
Pharmanutra SpA(a)	412	21,616
Recordati SpA(a)	1,285	73,949
Sanlorenzo SpA/Ameglia(a)	681	23,016
		238,625
Japan — 14.98%
AZOOM Co Ltd	1,000	56,236
BayCurrent Consulting, Inc.	1,300	74,796
Bengo4.com Inc(a)	4,000	80,242
Charm Care Corp KK	9,100	80,262
eWeLL Co Ltd(a)	3,800	59,925
Hennge KK(a)	7,000	78,034
Insource Co Ltd	9,400	57,537
Integral Corp(a)	2,600	60,261
Japan Elevator Service Holdings Company Ltd.	4,900	132,091
Japan System Techniques	1,800	22,393
Jeol Ltd.	1,000	29,046
JMDC Inc	1,600	41,890
Kitz Corp(a)	3,200	26,993
Kotobuki Spirits Co Ltd(a)	2,700	36,392
MarkLines Company Ltd.(a)	3,900	51,416
Maruwa Co Ltd/Aichi(a)	100	30,465
Plus Alpha Consulting Company Ltd.	2,100	32,100
Rakus Co Ltd(a)	4,200	65,175
Rise Consulting Group Inc(a)	7,100	59,797
SIGMAXYZ Holdings Inc(a)	7,300	58,625
Sun* Inc(a)	21,000	74,366
System Support, Inc.	7,100	126,845
Syuppin Company, Ltd.	7,200	60,735
Timee Inc(a)	4,600	62,139
Tokyo Seimitsu Company Limited	300	18,999
Totech Corp	1,300	24,725
Trial Holdings Inc(a)	1,700	26,865
ULS Group Inc	2,800	135,736
User Local Inc	2,500	31,699
Visional Inc(a)	1,900	149,624
		1,845,409
Lithuania — 0.22%
Baltic Classifieds Group	5,758	27,224

Luxembourg — 0.82%
Eurofins Scientific S.E.	990	76,098
Sword Group	615	25,526
		101,624
Mexico — 2.01%
BBB Foods Inc(a)	1,650	42,108
Corp Inmobiliaria Vesta S.A.B. de C.V. – ADR(a)	883	24,803
Corporativo Fragua SAB de CV(a)	800	23,410
GCC S.A.B. de C.V. 144A(a)(b)(c)	6,700	62,646
Regional SAB de cv(a)	5,750	44,461
Wal-Mart de Mexico SAB de CV	17,300	50,990
		248,418

	Shares	Fair Value
COMMON STOCKS — 100.13% (continued)
Netherlands — 1.15%
Allfunds Group PLC	7,767	$ 54,097
ASM International N.V.(a)	45	21,966
IMCD N.V.(a)	198	21,776
Redcare Pharmacy N.V. 144A(a)(b)(c)	394	43,930
		141,769
Norway — 0.75%
Bouvet ASA	3,048	22,259
Medistim ASA	1,654	34,875
SmartCraft ASA 144A(a)(b)(c)	13,607	34,746
		91,880
Philippines — 1.31%
International Container Terminal Services, Inc.	6,000	46,194
Philippine Seven Corp(a)	50,240	45,759
Puregold Price Club Inc	85,797	58,977
Wilcon Depot Inc	63,033	10,832
		161,762
Poland — 1.43%
Auto Partner SA	5,436	29,013
Dino Polska SA 144A(a)(b)(c)	3,970	52,558
Inter Cars SA	289	44,191
Shoper Spolka Akcyjna	3,909	50,384
		176,146
Singapore — 0.60%
iFast Corporation	5,800	40,472
Riverstone Holdings Ltd.(a)	61,445	33,364
		73,836
South Korea — 1.44%
APR Corp/Korea(a)	345	45,445
Coupang Inc(a)	1,868	54,974
Eo Technics Co Ltd(a)	100	15,668
LEENO Industrial Inc.(a)	985	33,691
MegaStudyEdu Co Ltd(a)	484	17,388
SOLUM Co Ltd(a)	878	10,407
		177,573
Sweden — 3.05%
Idun Industrier AB(a)	939	35,785
Momentum Group AB(a)	2,216	35,184
Roko AB(a)	119	32,158
Sdiptech AB(a)	3,199	64,453
Swedencare AB(a)	8,697	33,721
Swedish Logistic(a)	14,167	57,391
Teqnion AB	2,019	30,983
Vimian Group AB(a)	18,140	61,939
Vitec Software Group	628	24,420
		376,034
Taiwan — 2.60%
91APP, Inc.	9,000	24,724
Acer E-Enabling Service Busine	5,000	39,185
Asia Vital Components Co., Ltd.	2,000	61,694
Enli Technology Co Ltd(a)	2,000	19,484
Sinbon Electronics Co., Limited(a)	7,000	57,082
Sporton International, Inc.(a)	14,700	78,850
Voltronic Power Technology(a)	1,000	39,436
		320,455

Grandeur Peak Global Explorer Fund	Portfolio of Investments
July 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 100.13% (continued)
Thailand — 0.24%
Humanica PCL	135,700	$ 28,970

United Arab Emirates — 0.74%
Americana Restaurants Internat(a)	79,000	46,240
Spinneys 1961 Holding PLC	104,082	45,337
		91,577
United Kingdom — 12.32%
AB Dynamics PLC	1,941	37,041
Advanced Medical Solutions Gro	19,101	50,956
Ashtead Technology Holdings plc	8,599	38,157
B & M European Value Retail SA	26,882	79,666
Cerillion plc	1,286	25,815
CVS Group plc	4,542	73,661
Diploma plc	1,477	104,943
dotdigital group plc	30,297	28,889
Elixirr International PLC	6,336	61,921
Fevertree Drinks PLC(a)	2,665	33,541
Franchise Brands PLC	14,726	24,796
FRP Advisory Group PLC	32,241	54,501
GlobalData PLC	21,609	40,381
Halma plc(a)	707	30,364
Hill & Smith Holdings plc	1,364	36,838
ICG plc	2,643	76,023
JTC plc 144A(b)(c)	10,919	135,405
Kitwave Group Plc(a)	7,423	24,018
Marex Group PLC(a)	1,813	69,946
Marlowe plc(a)	4,185	24,540
Pensionbee Group PLC(a)	11,468	25,293
Petershill Partners PLC 144A(a)(b)(c)	20,037	62,186
Pets at Home Group PLC	9,556	28,875
Pollen Street Group Ltd	4,795	53,447
Renew Holdings PLC(a)	2,186	24,337
Softcat PLC(a)	2,599	56,051
Tatton Asset Mgmt	6,041	58,240
Trustpilot Group PLC 144A(b)(c)	15,011	49,680
Volution Group PLC	9,761	86,368
Warpaint London plc(a)	4,644	22,386
		1,518,265
United States — 25.53%
4imprint Group PLC	1,188	56,403
Abacus Life Inc(a)	8,255	44,660
Accelerant Holdings(a)	1,666	45,882
Alamo Group, Inc.	231	51,416
Appfolio, Inc., Class A(a)	111	29,679
Ares Management Corporation, Class A	162	30,056
Ashtead Group PLC	863	57,875
Bel Fuse, Inc., Class B	318	41,353
BellRing Brands, Inc.(a)	377	20,577
Bio-Techne Corporation	877	47,998
Blue Owl Capital, Inc.	2,079	40,229
Bruker Corporation	971	37,316
Burlington Stores, Inc.(a)	296	80,795
Clearwater Analytics Holdings, Inc., Class A(a)	1,902	38,535
Core & Main, Inc., Class A(a)	1,435	91,324
DexCom, Inc.(a)	638	51,531
Dollar General Corporation	244	25,596

	Shares	Fair Value
COMMON STOCKS — 100.13% (continued)
United States — 25.53% (continued)
Dynatrace, Inc.(a)	977	$ 51,400
Elastic N.V.(a)	1,076	90,062
Enerpac Tool Group Corporation	625	24,069
Ensign Group, Inc. (The)	175	26,250
Esquire Financial Holdings, Inc.	590	56,569
Five Below, Inc.(a)	571	77,952
Freshpet, Inc.(a)	286	19,540
Gentex Corporation	1,685	44,518
Global Industrial Company	1,255	42,745
Goosehead Insurance, Inc., Class A(a)	607	55,182
GQG Partners Inc	34,327	45,222
Grocery Outlet Holding Corporation(a)	4,772	62,847
Hackett Group, Inc. (The)	1,686	39,436
HealthEquity, Inc.(a)	800	77,600
IDEXX Laboratories, Inc.(a)	111	59,307
Installed Building Products, Inc.	248	50,168
Iradimed Corporation	455	26,545
JFrog Ltd.(a)	2,324	100,885
LeMaitre Vascular, Inc.	294	23,885
Littelfuse, Inc.	411	105,762
Lululemon Athletica, Inc.(a)	218	43,716
Mama's Creations Incorporated(a)	10,369	85,648
Manhattan Associates, Inc.(a)	269	59,089
MarketAxess Holdings, Inc.	225	46,238
Medpace Holdings, Inc.(a)	52	22,214
Modine Manufacturing Company(a)	485	65,261
Monolithic Power Systems, Inc.	131	93,172
Morningstar, Inc.	79	21,840
Neogen Corporation(a)	3,794	17,642
Ollie's Bargain Outlet Holdings, Inc.(a)	190	25,960
P10 Inc	6,031	74,181
Pennant Group, Inc. (The)(a)	1,070	23,722
Perella Weinberg Partners	2,932	58,464
Primoris Services Corporation	452	42,565
Qualys, Inc.(a)	362	48,171
Red Violet, Inc.(a)	489	21,677
RxSight, Inc.(a)	1,797	13,981
Ryan Specialty Group Holdings, Inc.(a)	757	46,321
Silicon Laboratories, Inc.(a)	206	27,145
SPS Commerce, Inc.(a)	340	37,014
Texas Roadhouse, Inc.	145	26,844
TPG, Inc.	753	42,974
Tradeweb Markets Inc. Class A	322	44,613
Trex Company, Inc.(a)	398	25,568
TWFG Inc(a)	725	22,381
Ulta Beauty, Inc.(a)	96	49,441
Upwork, Inc.(a)	3,417	40,867
Valvoline, Inc.(a)	1,383	48,751
Yeti Holdings, Inc.(a)	1,416	52,024
Zscaler, Inc.(a)	165	47,117
		3,145,770
Vietnam — 1.25%
FPT Corp	14,076	55,870

Grandeur Peak Global Explorer Fund	Portfolio of Investments
July 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 100.13% (continued)
Vietnam — 1.25% (continued)
Vietnam Technological & Comm Joint-stock Bank(a)	75,400	$ 97,840
		153,710
Total Common Stocks (Cost $10,981,843)		12,342,781

Total Common Stocks/ Investments — 100.13%
(Cost $10,981,843)		12,342,781

Liabilities in Excess of Other Assets — (0.13)%		(15,456)

NET ASSETS — 100.00%		$ 12,327,325

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2025, these securities had a total aggregate market value of $697,403, representing 5.66% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, these securities had a total aggregate market value of $636,435, representing 5.16% of net assets.